AXPSM
                                                                        Focus 20
                                                                            Fund
                                                          2000 semiannual report

American
   Express
Funds

(icon of) ruler

AXP Focus 20 Fund seeks to provide shareholders with long-term capital growth.

Zeroing In No matter how well the stock market as a whole may be doing, there can be vast differences in how individual stocks perform. AXP Focus 20 tries to identify the market's potential leaders, then concentrates its investments in a limited number of them. In doing so, the Fund seeks to provide above-average capital appreciation for growth-oriented investors.

CONTENTS
From the Chairman                           3
From the Portfolio Manager                  3
Fund Facts                                  5
The 10 Largest Holdings                     6
Financial Statements                        7
Notes to Financial Statements               10
Investments in Securities                   18

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options. On behalf of the Board,

Arne H. Carlson
(picture of) Doug Guffy
Doug Guffy

Portfolio manager From the Portfolio Manager In an extremely volatile period for the stock market, AXP Focus 20 Fund's Class A shares managed to generate a return of 1.20% (excluding the sales charge) for its initial reporting period -- June 26 (when shares became publicly available) through Sept. 29, 2000.

After a relatively uneventful July, the market got back on track in August, when it rallied sharply on encouraging inflation data and the expectation that the Federal Reserve most likely had finished raising interest rates for the year. Led by its technology and health care holdings, the Fund gained more than 11% that month.

SEPTEMBER SLUMP But, in keeping with its roller-coaster pattern throughout 2000, the market abruptly reversed course the following month as investors became concerned that a slowdown in economic growth might result in weaker corporate profits. Technology stocks lost the most ground and were the primary reason the Fund ended up giving back most of the prior month's gain.

Because of the newness of the Fund, I spent much of the past three months building its portfolio -- investing shareholders' money in the stocks that I believe have the best potential for long-term capital appreciation. By period-end, the portfolio held 34 stocks.

Many of my choices were based on the development of the global communications network, with a focus on building the infrastructure of the Internet and on telecommunications outsource manufacturing. In the infrastructure area, major investments included Corning, JDS Uniphase, Cisco Systems, Nortel and Brocade. In the outsourcing area, Solectron, Sanmina and Jabil Circuit were among the biggest investments. In the data storage area, prominent holdings included Veritas and Verisign. As a whole, technology-related investments comprised just over 50% of the portfolio at period-end.

Several other investment choices centered on the aging of the population, or "the graying of America," as it's often called. As people age, they typically require more health care. To address that situation, I made investments in Pfizer, a major pharmaceuticals manufacturer; Medtronic and Guidant, two leading medical-device companies; and Quest Diagnostics and Invitrogen, both of which are involved in genomics, a branch of biotechnology being boosted by the recent mapping of the human genome. All told, health care investments accounted for about 20% of the portfolio. The rest of the investments were spread across a number of industries, the largest being financial services. Major holdings included Citibank, Solomon Smith Barney and Charles Schwab.

Doug Guffy

Fund Facts

Class A -- June 26, 2000* - Sept. 30, 2000
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $5.04
June 26, 2000*                                                    $4.98
Increase                                                         $0.06

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                        $ --
From capital gains                                                 $ --
Total distributions                                                $ --
Total return**                                                +1.20%***

Class B -- June 26, 2000* - Sept. 30, 2000
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $5.04
June 26, 2000*                                                    $4.99
Increase                                                         $0.05

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                        $ --
From capital gains                                                 $ --
Total distributions                                                $ --
Total return**                                                +1.00%***

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $5.03
June 26, 2000*                                                    $4.98
Increase                                                         $0.05

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                        $ --
From capital gains                                                 $ --
Total distributions                                                $ --
Total return**                                                +1.00%***

Class Y-- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                    $5.04
June 26, 2000*                                                    $4.98
Increase                                                          $0.06

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                        $ --
From capital gains                                                 $ --
Total distributions                                                $ --
Total return**                                                +1.20%***

*   When shares became publicly  available.
**  The total return is a hypothetical
    investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return is not annualized.

                                      The 10 Largest Holdings
                                 Percent                    Value
                             (of net assets)       (as of Sept. 30, 2000)
 Corning                          5.95%                  $3,860,999
 Sanmina                          4.33                    2,808,750
 Genentech                        4.30                    2,785,312
 Cisco Systems                    4.26                    2,762,500
 VeriSign                         4.06                    2,633,312
 Tyco Intl                        4.00                    2,593,750
 Veritas Software                 3.94                    2,556,000
 Medtronic                        3.84                    2,486,999
 EMC                              3.82                    2,478,125
 Guidant                          3.82                    2,474,062

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart
The 10 holdings listed here  make up 42.32% of net assets

Financial Statements

Statement of assets and liabilities
AXP Focus 20 Fund

Sept. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $66,784,457)                                  $ 65,933,525
Cash in bank on demand deposit                                            29,766
Expense receivable from AEFC                                                 169
Other prepaid assets                                                      54,730
                                                                          ------
Total assets                                                          66,018,190
                                                                      ==========

Liabilities
Payable for investment securities purchased                            1,171,068
Accrued investment management services fee                                 1,109
Accrued distribution fee                                                     924
Accrued transfer agency fee                                                  302
Accrued administrative services fee                                          103
Other accrued expenses                                                     7,594
                                                                           -----
Total liabilities                                                      1,181,100
                                                                       ---------
Net assets applicable to outstanding capital stock                   $64,837,090
                                                                     ===========

Represented by
Capital stock -- $.01 par value (Note 1)                              $  128,616
Additional paid-in capital                                            66,163,398
Net operating loss                                                      (64,817)
Accumulated net realized gain (loss)                                   (539,175)
Unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies       (850,932)
                                                                       --------
Total -- representing net assets applicable to outstanding
     capital stock                                                   $64,837,090
                                                                     ===========
Net assets applicable to outstanding shares:
                           Class A                                   $39,527,078
                           Class B                                   $23,985,926
                           Class C                                   $ 1,277,824
                           Class Y                                   $    46,262
Net asset value per share of outstanding capital stock:
                           Class A shares             7,842,224      $      5.04
                           Class B shares             4,756,231      $      5.04
                           Class C shares               253,927      $      5.03
                           Class Y shares                 9,172      $      5.04

See accompanying notes to financial statements.

Statement of operations
AXP Focus 20 Fund

For the period from June 26, 2000* to Sept. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                           $     7,905
Interest                                                                 57,960
Less foreign taxes withheld                                                 (65)
                                                                            ---
Total income                                                             65,800
                                                                         ------
Expenses (Note 2):
Investment management services fee                                       53,642
Distribution fee
    Class A                                                              13,080
    Class B                                                              28,544
    Class C                                                               1,630
Transfer  agency  fee                                                    17,571
Incremental  transfer  agency fee
    Class A                                                               1,265
    Class B                                                               1,124
    Class C                                                                  65
Service fee - Class Y                                                         3
Administrative  services fees and expenses 4,952
Custodian fees                                                            2,375
Printing and postage                                                      2,375
Registration fees                                                        23,703
Audit fees                                                                6,500
Other                                                                       930
                                                                            ---
Total expenses                                                          157,759
    Expenses reimbursed by AEFC (Note 2)                                (23,872)
                                      -                                 -------
                                                                         133,887
Earnings  credits on cash  balances  (Note 2)                              (361)
                                           -                               ----
Total net  expenses                                                     133,526
                                                                        -------
Investment  income (loss) -- net                                        (67,726)
                                                                        -------

Realized and unrealized  gain (loss) --
net Net realized  gain (loss) on security  transactions                (539,175)
Net change in unrealized appreciation (depreciation)
    on investments and on translation of
    assets  and  liabilities  in foreign  currencies                   (838,443)
                                                                       --------
Net gain  (loss) on investments and foreign  currencies              (1,377,618)
                                                                     ----------
Net increase  (decrease) in net assets resulting from operations    $(1,445,344)
                                                                    ===========

* When shares became publicly available.

See accompanying notes to financial statements.

Statement of changes in net assets
AXP Focus 20 Fund

For the period from June 26, 2000* to Sept. 30, 2000 (Unaudited)

Operations
Investment income (loss)-- net                                       $  (67,726)
Net realized gain (loss) on security transactions                      (539,175)
Net change in unrealized appreciation (depreciation)
     on investments and ontranslation of assets and
     liabilities in foreign currencies                                 (838,443)
                                                                       --------
Net increase (decrease) in net assets resulting from operations      (1,445,344)
                                                                     ----------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                          43,139,646
     Class B shares                                                   24,893,309
     Class C shares                                                    1,317,582
     Class Y shares                                                       45,000
Payments for redemptions
     Class A shares                                                  (5,878,855)
     Class B shares (Note 2)                                           (220,739)
     Class C shares (Note 2)                                             (3,929)
                          -                                              ------
Increase (decrease) in net assets
     from capital share transactions                                  63,292,014
                                                                      ----------
Total increase (decrease) in net assets                               61,846,670
Net assets at beginning of period**                                    2,990,420
                                                                       ---------
Net assets at end of period                                          $64,837,090
                                                                     ===========

 * When shares became publicly available.
** Initial capital of $3,000,000 was contributed on June 21, 2000. The Fund had a decrease in net assets resulting from operations of $9,580 during the period from June 21, 2000 to June 26, 2000 (when shares became publicly available).

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Focus 20 Fund

(Unaudited as to Sept. 30, 2000)

1.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of medium and large size companies. On June 21, 2000, American Express Financial Corporation (AEFC) invested $3,000,000 in the Fund which represented 598,200 shares for Class A, 600 shares for Class B, 600 shares for Class C and 600 shares for Class Y, which represented the initial capital for each class at $5.00 per share. Shares of the Fund were first offered to the public on June 26, 2000.

The Fund offers Class A, Class B, Class C and Class Y shares. o Class A shares are sold with a front-end sales charge. o Class B shares may be subject to a contingent deferred sales charge (CDSC)
  and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option  transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures  transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign  currency  translations and foreign  currency  contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.65% to 0.50% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Focus 20 Fund to the Lipper Large-Cap Growth Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The first adjustment will be made on Jan. 2, 2001 and will cover the six month period beginning June 30, 2000.

Under an Administrative Service Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:
o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $305,358 for Class A, $1,570 for Class B and $7 for Class C for the period ended Sept. 30, 2000.

AEFC and American Express Financial Advisors Inc. agreed to waive certain fees and to absorb certain expenses until March 31, 2001. Under this agreement, total expenses will not exceed 1.32% for Class A; 2.08% for Class B; 2.08% for Class C and 1.16% for Class Y.

During the period ended Sept. 30, 2000, the Fund's custodian and transfer agency fees were reduced by $361 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $65,369,452 and $4,517,488, respectively, for the period ended Sept. 30, 2000. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS Transactions in shares of capital stock for the period from June 26, 2000 to Sept. 30, 2000 are as follows:

                                       Class A     Class B   Class C  Class Y
Sold                                 8,374,237   4,797,121   254,079    8,572
Issued for reinvested distributions         --          --        --       --
Redeemed                           (1,130,213)    (41,490)     (752)       --
                                   ----------     -------      ----
Net increase (decrease)              7,244,024   4,755,631   253,327    8,572
                                     ---------   ---------   -------    -----

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended Sept. 30, 2000.

6.  FINANCIAL  HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Period ended Sept. 30,
Per share income and capital changesa
                                                                       Class A
                                                                         2000b
Net asset value, beginning of period                                    $4.98
Income from investment operations:
Net investment income (loss)                                             (.01)
Net gains (losses) (both realized and unrealized)                         .07
Total from investment operations                                          .06
Net asset value, end of period                                          $5.04
 Ratios/supplemental data
Net assets, end of period (in millions)                                   $40
Ratio of expenses to average daily net assetsc                          1.33%d,e
Ratio of net investment income (loss)
to average daily net assets                                             (.52%)d
Portfolio turnover rate
(excluding short-term securities)                                         14%
Total returnf                                                           1.20%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from June 26, 2000 (when shares became publicly available)
  to Sept. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.63% for the period ended Sept. 30, 2000.
f Total return does not reflect payment of a sales charge.

Period ended Sept. 30,
 Per share income and capital changesa

                                                                    Class B
                                                                      2000b
Net asset value, beginning of period                                 $4.99
Income from investment operations:
Net investment income (loss)                                          (.01)
Net gains (losses) (both realized and unrealized)                      .06
Total from investment operations                                       .05
Net asset value, end of period                                       $5.04
 Ratios/supplemental data
Net assets, end of period (in millions)                                $24
Ratio of expenses to average daily net assetsc                       2.09%d,e
Ratio of net investment income (loss)
to average daily net assets                                         (1.33%)d
Portfolio turnover rate
(excluding short-term securities)                                      14%
Total returnf                                                        1.00%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b For the period from June 26, 2000 (when shares became  publicly  available) to
  Sept. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.37% for the period ended Sept. 30, 2000.
f Total return does not reflect payment of a sales charge.

Period ended Sept. 30,
 Per share income and capital changesa

                                                                      Class C
                                                                        2000b
Net asset value, beginning of period                                   $4.98
Income from investment operations:
Net investment income (loss)                                            (.01)
Net gains (losses) (both realized and unrealized)                        .06
Total from investment operations                                         .05
Net asset value, end of period                                         $5.03
Ratios/supplemental data
Net assets, end of period (in millions)                                  $1
Ratio of expenses to average daily net assetsc                        2.09%d,e
Ratio of net investment income (loss)
to average daily net assets                                          (1.31%)d
Portfolio turnover rate
(excluding short-term securities)                                        14%
Total returnf                                                          1.00%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from June 26, 2000 (when shares became publicly available) to
  Sept. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.37% for the period ended Sept. 30, 2000.
f Total return does not reflect payment of a sales charge.

Period ended Sept. 30,
Per share income and capital changesa

                                                                 Class Y
                                                                   2000b
Net asset value, beginning of period                              $4.98
Income from investment operations:
Net investment income (loss)                                       (.01)
Net gains (losses) (both realized and unrealized)                   .07
Total from investment operations                                    .06
Net asset value, end of period                                    $5.04
Ratios/supplemental data
Net assets, end of period (in millions)                           $  --
Ratio of expenses to average daily net assetsc                    1.16%d,e
Ratio of net investment income (loss)
to average daily net assets                                       (.50%)d
Portfolio turnover rate
(excluding short-term securities)                                   14%
Total returnf                                                     1.20%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b For the period from June 26, 2000 (when shares became  publicly  available) to
  Sept. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.41% for the period ended Sept. 30, 2000.
f Total return does not reflect payment of a sales charge.

Investments in Securities
AXP Focus 20 Fund

Sept. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

 Common stocks (95.8%)
Issuer                                          Shares                 Value(a)
Communications equipment & services (20.2%)
Brocade Communications
   Systems                                     10,000(b)              $2,360,000
Corning                                        13,000                  3,860,999
Finisar                                        25,000(b)               1,209,375
JDS Uniphase                                   25,000(b)               2,367,188
Nokia ADR Cl A                                 30,000(c)               1,194,375
Nortel Networks                                35,000(c)               2,084,688
Total                                                                 13,076,625

Computer software & services (12.6%)
Akamai Technologies                            20,000(b)               1,050,313
Microsoft                                      19,000(b)               1,144,750
Portal Software                                20,000(b)                 800,000
VeriSign                                       13,000(b)               2,633,312
Veritas Software                               18,000(b)               2,556,000
Total                                                                  8,184,375

Computers & office equipment (19.5%)
Cisco Systems                                  50,000(b)               2,762,500
Dell Computer                                  20,000(b)                 616,250
EMC                                            25,000(b)               2,478,125
Juniper Networks                                6,000(b)               1,313,625
McDATA Cl B                                    10,000(b)               1,228,906
Sanmina                                        30,000(b)               2,808,750
Solectron                                      31,000(b)               1,429,875
Total                                                                 12,638,031

Electronics (8.9%)
Broadcom Cl A                                   5,000(b)               1,218,750
Intel                                          26,000                  1,082,250
Jabil Circuit                                  40,000(b)               2,270,000
Maxim Integrated Products                      15,000(b)               1,206,563
Total                                                                  5,777,563

Financial services (6.0%)
Citigroup                                      43,000                  2,324,688
Schwab (Charles)                               45,000                  1,597,500
Total                                                                  3,922,188

Health care (21.1%)
Amgen                                          15,000(b)              $1,047,422
Genentech                                      15,000(b)               2,785,312
Guidant                                        35,000(b)               2,474,062
Invitrogen                                     25,000(b)               1,778,125
Medtronic                                      48,000                  2,486,999
Pfizer                                         43,000                  1,932,313
Quest Diagnostics                              10,000(b)               1,147,500
Total                                                                 13,651,733

Miscellaneous (0.6%)
TyCom                                          10,000(b,c)               383,750

Multi-industry conglomerates (4.0%)
Tyco Intl                                      50,000(c)               2,593,750

Retail (2.9%)
Best Buy                                       30,000(b)               1,908,750
Total common stocks
(Cost: $62,986,932)                                                  $62,136,765

 Short-term securities (5.9%)
Issuer                            Annualized         Amount             Value(a)
                                 yield on date     payable at
                                  of purchase       maturity
U.S. government agency (0.9%)
Federal Natl Mtge Assn Disc Nt
   10-12-00                           6.44%        $600,000             $598,547

Commercial paper (5.0%)
AEGON Funding
   10-02-00                            6.70       3,200,000(d)         3,198,213

Total short-term securities
(Cost: $3,797,525)                                                    $3,796,760

Total investments in securities
(Cost: $66,784,457)(e)                                               $65,933,525

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2000, the value of foreign securities represented 9.65% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Sept. 30, 2000, the cost of securities for federal income tax purposes was approximately $66,784,000 and the approximate aggregate gross unrealized depreciation based on that cost was:
    Unrealized appreciation                                      $3,391,000
    Unrealized depreciation                                     (4,241,000)
                                                                ----------
    Net unrealized depreciation                                  $(850,000)

American
  Express
Funds
AXP Focus 20 Fund
70100 AXPFinancial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: AFAFX             Class B: AFTBX
Class C: N/A               Class Y: N/A

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                S-6010 A (11/00)